Condensed Consolidated Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Unearned Shareholders' Compensation	Total
Beginning Balance, Shares at Aug. 31, 2018	147,325,000
Beginning Balance, Amount at Aug. 31, 2018	$ 147,325	$ 2,866,868	$ (1,047,386)	$ (918,100)	$ 1,048,707
Common shares issued to officers for services, Shares	20,100,000
Common shares issued to officers for services, Amount	$ 20,100	96,480		2,219	118,799
Common shares issued to consultants for services, Shares	5,275,000
Common shares issued to consultants for services, Amount	$ 5,275	30,354			35,629
Common shares returned for cancelled acquisition of iCrowdU Inc., Shares	(40,600,000)
Common shares returned for cancelled acquisition of iCrowdU Inc., Amount	$ (40,600)			30,600	(10,000)
Common shares issued for cash at $0.02 per share, Shares	48,000,000
Common shares issued for cash at $0.02 per share, Amount	$ 48,000	912,000			960,000
Balance before reverse stock split, shares	180,100,000
Balance before reverse stock split, amount	$ 180,100	3,905,702	(1,047,386)	(885,281)	2,153,136
Reverse stock split, shares	(176,467,984)
Reverse stock split, amount	$ (176,498)	176,498
Ending Balance, Shares at Jun. 05, 2019	3,602,016
Ending Balance, Amount at Jun. 05, 2019	$ 3,602	4,082,200	(1,047,386)	(885,281)	2,153,136
Beginning Balance, Shares at Aug. 31, 2018	147,325,000
Beginning Balance, Amount at Aug. 31, 2018	$ 147,325	2,866,868	(1,047,386)	(918,100)	1,048,707
Net Loss					(404,635)
Ending Balance, Shares at Aug. 31, 2019	4,822,016
Ending Balance, Amount at Aug. 31, 2019	$ 4,822	6,520,980	(1,452,020)	(842,657)	4,231,125
Beginning Balance, Shares at Jun. 05, 2019	3,602,016
Beginning Balance, Amount at Jun. 05, 2019	$ 3,602	4,082,200	(1,047,386)	(885,281)	2,153,136
Common shares issued to officers for services, Shares
Common shares issued to officers for services, Amount				42,623	42,623
Common shares issued for cash at $2 per share, Shares	1,220,000
Common shares issued for cash at $2 per share, Amount	$ 1,220	2,438,780			2,440,000
Net Loss			(404,635)		(404,635)
Ending Balance, Shares at Aug. 31, 2019	4,822,016
Ending Balance, Amount at Aug. 31, 2019	$ 4,822	$ 6,520,980	$ (1,452,020)	$ (842,657)	$ 4,231,125
Common shares issued to officers for services, Shares
Common shares issued to officers for services, Amount
Net Loss					(731,205)
Ending Balance, Amount at May. 31, 2020					$ 3,784,340